497(j)

333-170476/811-03240

VIA EDGAR

May 3, 2011

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: VALIC Separate Account A

The Variable Annuity Life Insurance Company

Post-Effective Amendment on Form N-4

File Nos. 333-170476 and 811-03240

(Equity Director Fixed and Variable Annuity)

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated May 1, 2011 for The Variable Annuity Life Insurance Company Separate Account A Equity Director Fixed and Variable Deferred Annuity contain no changes from those submitted in Post-Effective Amendment No. 2 and Amendment No. 171, as filed with the Securities and Exchange Commission on April 29, 2011, accession number 0001193125-11-118940.

Should you have any questions regarding this filing, please do not hesitate to contact me at (713) 831-3150.

Sincerely,

/s/ KATHERINE STONER

Katherine Stoner

Vice President, Deputy General Counsel and Secretary